Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Loss Before Provision for Income Taxes	Loss before provision for income taxes was as follows:
	Year ended December 31
	2025	2024
	US Dollars

United States	(395)	(102)
Foreign	(846)	(883)
Income before income taxes	(1,241)	(985)

Schedule of Income Tax Rate Reconciliation After the Adoption	A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:
	Year ended December 31
	2025
	US Dollars	%

Tax at U.S. Statutory Rate	261	21.0%
State and Local Income Taxes	-	-
Foreign Tax Effects:
Israel:
Changes in statutory tax rates	16	1.3%
Other foreign jurisdictions	1	0.1%
Effect of Cross-Border Tax Laws	-	-
Foreign tax credit for withholding taxes	-	-
Other	-	-
Tax Credits	-	-
Changes in Valuation Allowances	(371)	(29.9)%
Changes in Unrecognized Tax Benefits	(1)	(0.1)%
Remeasurement of deferred taxes for foreign currency effects	94	7.6%
Effective Tax Rate	-	-

Schedule of Income Tax Rate Reconciliation for Years Prior to the Adoption	A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes for years prior to the adoption of ASU 2023-09 is as follows:
Year ended December 31
2024
US Dollars

Loss before income taxes	(985)
U.S federal statutory income tax rate	21%
Income tax computed at the statutory income tax rate	207
Impact of differences in statutory income tax rates	17
Remeasurement of deferred taxes for foreign currency effects	9
Deferred taxes assets recognition for prior years	244
Change in valuation allowance	(477)
-

Schedule of Deferred Tax Assets and Liabilities	Deferred taxes result primarily from noncapital loss carryforwards. Significant components of the Company’s deferred tax assets are as follows:
	Year ended December 31
	2025	2024
Composition of deferred tax assets:	US Dollars

Operating loss carry-forwards	1,471	1,188
Operating lease liabilities	31	39
Share-based compensation	268	222
Other temporary differences	115	78
Total deferred tax assets	1,885	1,527

Composition of deferred tax liabilities:
Right-of-use asset	(26)	(39)
Total deferred tax liabilities	(26)	(39)

Net deferred tax assets	1,859	1,488
Valuation allowance	(1,859)	(1,488)
	-	-